Commitments and Contingencies	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 16 – Commitments and contingencies

Contingencies

From time to time, the Company is subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the Company cannot predict the outcomes of these legal proceedings, the Company does not believe these actions, in the aggregate, will have a material adverse impact on our financial position, results of operations or liquidity. The Company is currently not a party to any material legal proceedings.

Guarantees

As of June 30, 2015, the Company guaranteed approximately $2.1 million in bank loans of unrelated third-parties as follows:

Name of parties being guaranteed	Guaranteed amount	Guarantee expiration date
Pingdingshan Yushi Automobile Accessory Sales Co., Ltd	$1,309,600	February 9, 2016
Pingdingshan Tiangangxing Material Co., Ltd (1)	818,500	August 5, 2015
Total	$2,128,100

(1)	The Company did not renew its guarantee after it expired on August 5, 2015.

The Company did not, however, accrue any liability in connection with such guarantees because the borrowers have been current in their repayment obligations and the Company has not experienced any losses from providing such guarantees. The Company has evaluated the guarantees and has concluded that the likelihood of it having to make payments under the guarantees is remote and that the fair value of the stand-ready obligation under these commitments is not material.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Yulong WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.